John Hancock
Global Equity Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Common stocks 97.2%		$724,182,006
(Cost $630,243,812)
France 9.0%		66,729,906
Capgemini SE (A)	130,821	13,513,105
Cie Generale des Etablissements Michelin SCA	168,701	17,074,374
Danone SA	311,996	21,465,476
Sanofi (A)	72,714	7,112,508
TOTAL SA	199,480	7,564,443
Ireland 4.2%		31,132,348
Accenture PLC, Class A	56,864	11,464,920
CRH PLC	603,238	19,667,428
Japan 2.5%		18,926,369
FANUC Corp.	48,000	8,577,532
Mitsubishi Estate Company, Ltd.	651,100	10,348,837
Netherlands 11.4%		84,793,501
Akzo Nobel NV	141,873	11,650,300
Heineken NV	286,151	26,208,759
Koninklijke Ahold Delhaize NV (A)	875,728	22,203,142
Koninklijke Philips NV (B)	285,232	12,967,498
Wolters Kluwer NV	147,397	11,763,802
Switzerland 5.0%		37,079,860
Chubb, Ltd.	112,811	13,756,173
Novartis AG	267,916	23,323,687
United Kingdom 10.9%		81,467,773
Amcor PLC (A)	1,867,406	18,575,316
Associated British Foods PLC	327,723	7,412,416
Direct Line Insurance Group PLC	1,996,591	6,540,141
Ferguson PLC	89,084	7,025,854
Informa PLC	662,539	3,795,340
Tesco PLC	5,473,314	15,541,446
Unilever NV (A)	436,884	22,577,260
United States 54.2%		404,052,249
Alphabet, Inc., Class A (B)	24,153	34,623,809
Apple, Inc.	127,821	40,639,409
Arthur J. Gallagher & Company	169,370	15,968,204
Cisco Systems, Inc.	194,759	9,313,375
Colgate-Palmolive Company	98,642	7,134,776
Comcast Corp., Class A	488,201	19,332,760
Electronic Arts, Inc. (B)	73,617	9,046,057
Fortune Brands Home & Security, Inc.	139,300	8,491,728
Huntington Bancshares, Inc.	419,432	3,728,750
Intel Corp.	110,835	6,974,847
Johnson & Johnson	164,813	24,515,934
Johnson Controls International PLC	366,280	11,504,855
JPMorgan Chase & Co.	112,706	10,967,421
KeyCorp	372,311	4,411,885
Merck & Company, Inc.	135,364	10,926,582
Microsoft Corp.	204,466	37,468,395
Mondelez International, Inc., Class A	141,453	7,372,530
Oracle Corp.	340,424	18,304,598
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
O'Reilly Automotive, Inc. (B)	24,704	$10,307,497
Otis Worldwide Corp.	115,654	6,089,183
Philip Morris International, Inc.	202,659	14,867,064
PPG Industries, Inc.	59,815	6,081,391
Raytheon Technologies Corp.	178,980	11,547,790
Stanley Black & Decker, Inc. (A)	60,123	7,542,430
Starbucks Corp.	96,568	7,531,338
The Home Depot, Inc.	46,805	11,630,106
Union Pacific Corp.	44,448	7,549,937
United Parcel Service, Inc., Class B	75,934	7,571,379
Verizon Communications, Inc.	436,020	25,018,828
Waste Management, Inc.	71,095	7,589,391

	Yield (%)	Shares	Value
Short-term investments 4.9%			$36,423,777
(Cost $36,418,358)
Short-term funds 4.9%			36,423,777
John Hancock Collateral Trust (C)	0.3653(D)	1,737,737	17,397,697
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.1243(D)	19,026,080	19,026,080

Total investments (Cost $666,662,170) 102.1%	$760,605,783
Other assets and liabilities, net (2.1%)	(15,341,885)
Total net assets 100.0%	$745,263,898

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $16,547,137.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
The fund had the following sector composition as a percentage of net assets on 5-31-20:
Consumer staples	19.5%
Information technology	18.5%
Industrials	12.5%
Communication services	12.3%
Health care	10.6%
Materials	7.6%
Financials	7.5%
Consumer discretionary	6.3%
Real estate	1.4%
Energy	1.0%
Short-term investments and other	2.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	11,874,947	EUR	11,008,307	GSI	6/17/2020	—	$(348,561)
USD	38,256,016	EUR	34,345,907	RBC	6/17/2020	$118,683	—
						$118,683	$(348,561)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
RBC	Royal Bank of Canada
4	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
France	$66,729,906	—	$66,729,906	—
Ireland	31,132,348	$11,464,920	19,667,428	—
Japan	18,926,369	—	18,926,369	—
Netherlands	84,793,501	—	84,793,501	—
Switzerland	37,079,860	13,756,173	23,323,687	—
United Kingdom	81,467,773	—	81,467,773	—
United States	404,052,249	404,052,249	—	—
Short-term investments	36,423,777	36,423,777	—	—
Total investments in securities	$760,605,783	$465,697,119	$294,908,664	—
Derivatives:
Assets
Forward foreign currency contracts	$118,683	—	$118,683	—
Liabilities
Forward foreign currency contracts	(348,561)	—	(348,561)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,737,737	$42,017	$199,089,391	$(181,764,065)	$24,935	$5,419	$56,197	—	$17,397,697
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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